Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Value in Use of Long Lived Assets Associated with Cash Generating Units, Net Present Value Cash Flow (Details) - Pemex Industrial Transformation
	3 Months Ended		9 Months Ended
	Mar. 31, 2022 Exchange_Rate	Mar. 31, 2021 Exchange_Rate	Sep. 30, 2022 MXN ($) Exchange_Rate Agreement	Sep. 30, 2021 MXN ($) Agreement Exchange_Rate	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar	20.5835	19.9487	20.3058	20.3060
Discount rate			7.21%	5.90%
Average crude oil price | $			$ 58,640	$ 54,990
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar			20.3058	20.3060
Estimated useful lives			12 years	11 years
Discount rate			10.85%	9.34%
Processed volume			889	906	889	906
Average crude oil price | $					$ 72.98	$ 59.10
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar			20.3058	20.3060
Estimated useful lives			7 years	7 years
Discount rate			10.36%	10.66%
Processed volume			2,061	2,161	2,061	2,161
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar			20.3058	20.3060
Estimated useful lives			5 years	6 years
Discount rate			8.22%	8.57%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar | Agreement			20.3058	20.3060
Estimated useful lives			5 years	5 years
Discount rate			8.22%	8.57%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S. dollar | Agreement			20.3058	20.306
Estimated useful lives			5 years	5 years
Discount rate			10.25%	10.01%